Income Taxes (Details 2) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Computed expected provision at 35%						$ (361,893,000)	$ (267,623,000)	$ 484,107,000
State income tax, net of Federal						21,852,000	(14,470,000)	5,777,000
Foreign Taxes							133,000	10,000
IRS audit adjustments						37,011,000	8,656,000	2,185,000
Other						(7,048,000)	4,336,000	3,910,000
Total income taxes	(164,000,000)	(129,157,000)	33,972,000	(75,953,000)	75,264,000	(310,078,000)	(268,968,000)	495,989,000
Federal statutory income tax rate (as a percent)						35.00%	35.00%	35.00%
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period				256,586,000	225,352,000	225,352,000	165,824,000	121,482,000
Additions based on tax positions related to current year						48,549,000	53,584,000	50,823,000
Additions for tax positions of prior years						800,000	5,944,000	1,121,000
Reductions for tax positions of prior years						(18,115,000)
Settlements								(7,602,000)
Balance at the end of the period						256,586,000	225,352,000	165,824,000
Unrecognized tax benefits, additional disclosure
Interest, net of the federal benefit						8,800,000	5,000,000	2,200,000
Accrued interest, net of the federal benefit						21,900,000	13,200,000	8,200,000
Unrecognized tax benefit that, if recognized, would favorably affect the tax rate						48,500,000	53,600,000	50,800,000
U.S. federal
Operating losses
Net operating loss carryforwards						133,900,000	160,000,000
Foreign
Operating losses
Net operating loss carryforwards						317,800,000	325,800,000
Foreign | Australia
Operating losses
Net deferred tax assets on operating loss carryforwards, in Australia						$ 43,400,000	$ 72,400,000